Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 MXN ($)
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Premium paid for outstanding call options	$ 3